SCHEDULE OF FAIR VALUE OF OPTIONS GRANTED USING THE BLACK-SCHOLES OPTION PRICING MODEL (Details) - Employee Stock [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Minimum [Member]
Exercise price	$ 0.8	$ 0.28
Expected volatility	95.00%	93.00%
Risk-free interest	4.50%	1.50%
Expected life of up to (years)	4 years 1 month 6 days	3 years 6 months
Maximum [Member]
Exercise price	$ 0.14	$ 0.65
Expected volatility	90.00%	95.00%
Risk-free interest	3.80%	4.50%
Expected life of up to (years)	4 years 4 months 24 days	4 years 6 months